Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss per Share

13. Loss per Share

For the three months ended March 31, 2021, loss per Share is $(0.01) (basic and diluted) compared to the three months ended March 31, 2020, of $0.00 (basic and diluted) using the weighted average number of shares of 103,101,944 (basic and diluted) and 43,129,884 (basic and diluted) respectively.

There are 299,000,000 shares authorized, 162,763,986 and 49,006,583 shares issued and outstanding, as at March 31, 2021 and 2020 respectively. As of March 31, 2021, the Company has 12,304,095 shares to be issued. The computation of loss per share is based on the weighted average number of shares outstanding during the period in accordance with ASC Topic No. 260, “Earnings Per Share”. Shares underlying the Company’s outstanding warrants and convertible promissory notes were excluded due to the anti-dilutive effect they would have on the computation. As at March 31, 2021 the Company has 57,683,607 warrants convertible to 57,683,607 common shares for a total underlying common shares of 57,683,607. At March 31, 2020 the Company has 900,000 warrants convertible to 900,000 common shares and convertible promissory note convertible to 2,207,946 common shares for a total underlying common shares of 3,107,946.

21. Loss per Share

For the year ended December 31, 2020, Loss per Share is $(0.02) (basic and diluted) compared to the year ended December 31, 2019 of $0.01 (basic and diluted) using the weighted average number of shares of 54,690,611 (basic and diluted) and 36,824,519 (basic and diluted) respectively.

There are 299,000,000 shares authorized, 76,412,359 and 41,906,790 shares issued and outstanding, as at December 31, 2020 and 2019 respectively. As of December 31, 2020, the Company has 6,831,489 shares to be issued. The computation of loss per share is based on the weighted average number of shares outstanding during the period in accordance with ASC Topic No. 260, ‘Earnings Per Share.’ Shares underlying the Company’s outstanding warrants and convertible promissory notes were excluded due to the anti-dilutive effect they would have on the computation. As at December 31, 2020 the Company has 12,436,301 warrants convertible to 12,436,301 shares of common stock and convertible promissory note convertible to 3,448,025 shares of common stock for a total underlying shares of common stock of 15,884,326. At December 31, 2019 there were no underlying shares of common stock.